UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-5011

Name of Fund: CMA Arizona Municipal Money Fund
              CMA Multi-State Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, CMA Arizona Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/2006

Date of reporting period: 10/01/05 - 12/31/05

Item 1 -   Schedule of Investments


CMA Arizona Municipal Money Fund

Schedule of Investments as of December 31, 2005                                                                    (in Thousands)
                             Face
                           Amount    Municipal Bonds                                                                    Value
Arizona - 91.3%         $   3,500    Arizona Health Facilities Authority, Revenue Refunding Bonds (Banner Health
                                     System), VRDN, Series A, 3.49% due 1/01/2029 (a)(c)                              $     3,500

                              625    Arizona Health Facilities Authority, Revenue Refunding Bonds (Banner Health
                                     System), VRDN, Series B, 3.54% due 1/01/2035 (a)(d)                                      625

                            3,375    Arizona School District, TAN, Financing Program, COP, 4% due 7/28/2006                 3,396

                            2,490    Arizona School Facilities Board, COP, PUTTERS, VRDN, Series 940, 3.55% due
                                     3/01/2011 (a)(c)                                                                       2,490

                            3,100    Arizona School Facilities Board, COP, Refunding, ROCS, VRDN, Series II-R-7001,
                                     3.56% due 9/01/2017 (a)(d)                                                             3,100

                            5,245    Arizona School Facilities Board, Revenue Refunding Bonds, PUTTERS, VRDN,
                                     Series 483, 3.55% due 7/01/2012 (a)(b)                                                 5,245

                            5,240    Arizona Tourism and Sports Authority, Tax Revenue Bonds, PUTTERS, VRDN, Series
                                     690, 3.55% due 7/01/2011 (a)(c)                                                        5,240

                            2,495    Arizona Tourism and Sports Authority, Tax Revenue Bonds, ROCS, VRDN, Series
                                     II-R-2134, 3.56% due 7/01/2021 (a)(c)                                                  2,495

                            1,950    Avondale, Arizona, IDA, IDR, Refunding (National Health Investors), VRDN,
                                     3.55% due 12/01/2014 (a)                                                               1,950

                            2,050    Casa Grande, Arizona, IDA, IDR (Price Companies Inc. Project), VRDN, AMT,
                                     Series A, 3.60% due 12/01/2017 (a)                                                     2,050

                            1,100    Chandler, Arizona, IDA, IDR (Red Rock Stamping Company Project), VRDN, AMT,
                                     3.66% due 2/01/2020 (a)                                                                1,100

                            5,100    Cochise County, Arizona, Pollution Control Corporation, Solid Waste Disposal
                                     Revenue Bonds (Arizona Electric Power Co-Operative Inc. Project), VRDN, AMT,
                                     2.88% due 9/01/2024 (a)                                                                5,100

                            2,700    Coconino County, Arizona, Pollution Control Corporation Revenue Bonds (Arizona
                                     Public Service Co.-Navajo Project), VRDN, AMT, Series A, 3.64% due 10/01/2029 (a)      2,700

                            7,000    Maricopa County, Arizona, IDA, Health Facilities Revenue Bonds, PUTTERS, VRDN,
                                     Series 420, 3.44% due 1/01/2010 (a)                                                    7,000

                            4,545    Maricopa County, Arizona, IDA, IDR (Trans-Matic Manufacturing Production Project),
                                     VRDN, AMT, 3.59% due 10/01/2026 (a)                                                    4,545

                            1,535    Maricopa County, Arizona, IDA, M/F Housing Revenue Bonds (Gran Victoria Housing
                                     LLC Project), VRDN, Series A, 3.55% due 4/15/2030 (a)(e)                               1,535

                            2,540    Maricopa County, Arizona, IDA, M/F Housing Revenue Refunding Bonds (Las Gardenias
                                     Apartments LP Project), VRDN, AMT, Series A, 3.55% due 4/15/2033 (a)(e)                2,540

                            3,600    Maricopa County, Arizona, IDA, M/F Housing Revenue Refunding Bonds (San Martin
                                     Apartments Project), VRDN, AMT, Series A-1, 3.55% due 6/15/2035 (a)(e)                 3,600

                            4,000    Maricopa County, Arizona, IDA, M/F Housing Revenue Refunding Bonds (San Remo
                                     Apartments Project), VRDN, AMT, 3.55% due 9/15/2035 (a)(e)                             4,000

                            6,300    Maricopa County, Arizona, IDA, M/F Housing Revenue Refunding Bonds (Villas
                                     Solanas Apartments), VRDN, AMT, Series A, 3.55% due 11/15/2032 (a)(e)                  6,300

                           13,465    Maricopa County, Arizona, IDA, S/F Mortgage Revenue Bonds, FLOATS, VRDN, AMT,
                                     Series 707, 3.59% due 12/01/2036 (a)                                                  13,465


Portfolio Abbreviations

To simplify the listings of CMA Arizona Municipal Money Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.


AMT      Alternative Minimum Tax (subject to)
COP      Certificates of Participation
CP       Commercial Paper
FLOATS   Floating Rate Securities
GO       General Obligation Bonds
IDA      Industrial Development Authority
IDR      Industrial Development Revenue Bonds
MERLOTS  Municipal Exempt Receipts Liquidity Optional Tenders
M/F      Multi-Family
PCR      Pollution Control Revenue Bonds
PUTTERS  Puttable Tax-Exempt Receipts
ROCS     Reset Option Certificates
S/F      Single-Family
TAN      Tax Anticipation Notes
TOCS     Tender Option Certificates
TRAN     Tax Revenue Anticipation Notes
VRDN     Variable Rate Demand Notes


CMA Arizona Municipal Money Fund

Schedule of Investments as of December 31, 2005 (concluded)                                                        (in Thousands)
                             Face
                           Amount    Municipal Bonds                                                                        Value
Arizona                 $   4,405    Maricopa County, Arizona, IDA, S/F Mortgage Revenue Bonds, FLOATS, VRDN,
(concluded)                          AMT, Series 1165, 3.59% due 8/01/2006 (a)                                        $     4,405

                            4,300    Maricopa County, Arizona, Pollution Control Corporation, PCR, Refunding, ROCS,
                                     VRDN, Series II-R-407, 3.56% due 8/01/2040 (a)(d)                                      4,300

                            8,100    McAllister Academic Village, LLC, Arizona, Revenue Bonds (Arizona State
                                     University Project), VRDN, Series B, 3.37% due 7/01/2045 (a)(b)                        8,100

                            5,600    Phoenix, Arizona, Civic Improvement Corporation, State of Arizona Distribution
                                     Revenue Bonds, TOCS, VRDN, Series Z-11, 3.46% due 5/08/2034 (a)(d)                     5,600

                            8,420    Phoenix, Arizona, IDA, M/F Housing Revenue Bonds (Mariners Pointe Apartments
                                     Project), VRDN, AMT, Series A, 3.68% due 10/01/2023 (a)                                8,420

                            1,500    Phoenix, Arizona, IDA, M/F Housing Revenue Refunding Bonds (Paradise Lakes
                                     Apartments Project), VRDN, 3.62% due 7/01/2025 (a)                                     1,500

                            3,295    Phoenix, Arizona, IDA, M/F Housing Revenue Refunding Bonds (Westward Housing
                                     Apartments Project), VRDN, AMT, Series A, 3.61% due 4/01/2033 (a)                      3,295

                            5,170    Phoenix, Arizona, IDA, Revenue Bonds (Leggett & Platt Inc. Project), VRDN,
                                     AMT, 3.57% due 7/01/2029 (a)                                                           5,170

                            6,825    Phoenix, Arizona, IDA, Revenue Bonds (Pilgrim Rest Foundation Inc. Project),
                                     VRDN, Series A, 3.65% due 10/01/2030 (a)                                               6,825

                            1,000    Phoenix, Arizona, IDA, Revenue Bonds (Safeway Inc. Ice Cream Plant Project),
                                     VRDN, 2.90% due 4/01/2006 (a)                                                          1,000

                            3,500    Phoenix, Arizona, IDA, Revenue Bonds (Swift Aviation Services Inc. Project),
                                     VRDN, AMT, 3.67% due 7/01/2024 (a)                                                     3,500

                            8,058    Phoenix, Arizona, IDA, S/F Mortgage Revenue Bonds, VRDN, Series A, 4.39% due
                                     5/01/2006 (a)                                                                          8,058

                            1,200    Pima County, Arizona, IDA, IDR, Refunding (Brush Wellman Inc. Project), VRDN,
                                     3.60% due 9/01/2009 (a)                                                                1,200

                            4,770    Pima County, Arizona, IDA, Revenue Bonds (Lease Purchase), VRDN, 3.68% due
                                     6/01/2007 (a)                                                                          4,770

                            2,410    Pima County, Arizona, IDA, S/F Mortgage Revenue Bonds, VRDN, 4.33% due
                                     2/04/2012 (a)                                                                          2,410

                            2,205    Tucson, Arizona, IDA, IDR (Fluoresco Old Nogales Project), VRDN, AMT, 3.68%
                                     due 8/01/2025 (a)                                                                      2,205

                            3,460    Tucson, Arizona, IDA, Revenue Bonds (United Way Capital Corporation Project),
                                     VRDN, 3.61% due 6/01/2021 (a)                                                          3,460

                            1,000    University of Arizona, COP (Student Union Bookstore), VRDN, Series B, 3.38%
                                     due 6/01/2024 (a)(b)                                                                   1,000

                            4,500    Verrado Western Overlay Community Facilities District, Arizona, GO, VRDN,
                                     3.59% due 7/01/2029 (a)                                                                4,500


Puerto Rico - 8.4%          7,500    Puerto Rico Commonwealth Infrastructure Financing Authority, Special Obligation
                                     Revenue Refunding Bonds, MERLOTS, VRDN, Series A-11, 2.75% due 7/01/2022 (a)(d)        7,500

                            3,100    Puerto Rico Commonwealth, TRAN, Refunding, 4.50% due 7/28/2006                         3,122

                            4,189    Puerto Rico Government Development Bank, CP, 3.45% due 1/03/2006                       4,189

                                     Total Investments (Cost - $176,505*) - 99.7%                                         176,505
                                     Other Assets Less Liabilities - 0.3%                                                     544
                                                                                                                      -----------
                                     Net Assets - 100.0%                                                              $   177,049
                                                                                                                      ===========

(a) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(b) AMBAC Insured.

(c) MBIA Insured.

(d) FGIC Insured.

(e) FNMA Collateralized.

  * Cost for federal income tax purposes.


Item 2 -   Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
           (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Arizona Municipal Money Fund of CMA Multi-State Municipal Series Trust


By:  /s/ Robert C. Doll, Jr.
     -----------------------
     Robert C. Doll, Jr.
     Chief Executive Officer
     CMA Arizona Municipal Money Fund of CMA Multi-State Municipal Series Trust


Date:  February 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/ Robert C. Doll, Jr.
     -----------------------
     Robert C. Doll, Jr.
     Chief Executive Officer
     CMA Arizona Municipal Money Fund of CMA Multi-State Municipal Series Trust


Date:  February 21, 2006


By:  /s/ Donald C. Burke
     -------------------
     Donald C. Burke
     Chief Financial Officer
     CMA Arizona Municipal Money Fund of CMA Multi-State Municipal Series Trust


Date:  February 21, 2006